Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000037625 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Class R Shares
Trading Symbol	BMRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$66	1.31%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 6,789,127,838
Holdings Count | Holding	68
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,789,127,838
Number of Portfolio Holdings	68
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	27.4%
Industrials	25.6%
Health Care	14.0%
Financials	10.4%
Consumer Discretionary	9.9%
Communication Services	5.9%
Utilities	3.7%
Real Estate	1.6%
Energy	0.2%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(b)Excludes short-term securities.
C000166016 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Class K Shares
Trading Symbol	BMGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$37	0.73%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[2]
Net Assets	$ 6,789,127,838
Holdings Count | Holding	68
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,789,127,838
Number of Portfolio Holdings	68
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	27.4%
Industrials	25.6%
Health Care	14.0%
Financials	10.4%
Consumer Discretionary	9.9%
Communication Services	5.9%
Utilities	3.7%
Real Estate	1.6%
Energy	0.2%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(b)Excludes short-term securities.
C000004040 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Investor C Shares
Trading Symbol	BMGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$92	1.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.81%	[3]
Net Assets	$ 6,789,127,838
Holdings Count | Holding	68
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,789,127,838
Number of Portfolio Holdings	68
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	27.4%
Industrials	25.6%
Health Care	14.0%
Financials	10.4%
Consumer Discretionary	9.9%
Communication Services	5.9%
Utilities	3.7%
Real Estate	1.6%
Energy	0.2%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(b)Excludes short-term securities.
C000004038 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Investor A Shares
Trading Symbol	BMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$54	1.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[4]
Net Assets	$ 6,789,127,838
Holdings Count | Holding	68
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,789,127,838
Number of Portfolio Holdings	68
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	27.4%
Industrials	25.6%
Health Care	14.0%
Financials	10.4%
Consumer Discretionary	9.9%
Communication Services	5.9%
Utilities	3.7%
Real Estate	1.6%
Energy	0.2%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(b)Excludes short-term securities.
C000004037 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Service Shares
Trading Symbol	CMGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$54	1.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[5]
Net Assets	$ 6,789,127,838
Holdings Count | Holding	68
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,789,127,838
Number of Portfolio Holdings	68
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	27.4%
Industrials	25.6%
Health Care	14.0%
Financials	10.4%
Consumer Discretionary	9.9%
Communication Services	5.9%
Utilities	3.7%
Real Estate	1.6%
Energy	0.2%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(b)Excludes short-term securities.
C000004036 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	CMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[6]
Net Assets	$ 6,789,127,838
Holdings Count | Holding	68
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,789,127,838
Number of Portfolio Holdings	68
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	27.4%
Industrials	25.6%
Health Care	14.0%
Financials	10.4%
Consumer Discretionary	9.9%
Communication Services	5.9%
Utilities	3.7%
Real Estate	1.6%
Energy	0.2%
Short-Term Securities	2.9%
Liabilities in Excess of Other Assets	(1.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.9%
Vertiv Holdings Co., Class A	4.4%
Carvana Co., Class A	4.0%
Axon Enterprise, Inc.	3.2%
Comfort Systems U.S.A., Inc.	2.9%
HEICO Corp.	2.9%
IDEXX Laboratories, Inc.	2.9%
Cencora, Inc.	2.6%
Natera, Inc.	2.6%
Ares Management Corp., Class A	2.6%
(b)Excludes short-term securities.
C000004057 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Institutional Shares
Trading Symbol	BMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.85%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[7]
Net Assets	$ 1,977,438,874
Holdings Count | Holding	194
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,977,438,874
Number of Portfolio Holdings	194
Portfolio Turnover Rate	77%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.9%
Industrials	15.0%
Health Care	14.8%
Information Technology	12.6%
Consumer Staples	8.5%
Consumer Discretionary	7.1%
Communication Services	6.1%
Materials	5.8%
Energy	4.7%
Utilities	3.9%
Real Estate	3.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	2.6%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.2%
Amazon.com, Inc.	2.0%
First Citizens BancShares, Inc., Class A	1.5%
WESCO International, Inc.	1.4%
SS&C Technologies Holdings, Inc.	1.4%
Medtronic PLC	1.3%
Alphabet, Inc., Class C, NVS	1.3%
Dollar General Corp.	1.3%
BP PLC	1.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	2.6%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.2%
Amazon.com, Inc.	2.0%
First Citizens BancShares, Inc., Class A	1.5%
WESCO International, Inc.	1.4%
SS&C Technologies Holdings, Inc.	1.4%
Medtronic PLC	1.3%
Alphabet, Inc., Class C, NVS	1.3%
Dollar General Corp.	1.3%
BP PLC	1.2%
(b)Excludes short-term securities.
C000004059 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Investor A Shares
Trading Symbol	BMEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$58	1.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[8]
Net Assets	$ 1,977,438,874
Holdings Count | Holding	194
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,977,438,874
Number of Portfolio Holdings	194
Portfolio Turnover Rate	77%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.9%
Industrials	15.0%
Health Care	14.8%
Information Technology	12.6%
Consumer Staples	8.5%
Consumer Discretionary	7.1%
Communication Services	6.1%
Materials	5.8%
Energy	4.7%
Utilities	3.9%
Real Estate	3.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	2.6%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.2%
Amazon.com, Inc.	2.0%
First Citizens BancShares, Inc., Class A	1.5%
WESCO International, Inc.	1.4%
SS&C Technologies Holdings, Inc.	1.4%
Medtronic PLC	1.3%
Alphabet, Inc., Class C, NVS	1.3%
Dollar General Corp.	1.3%
BP PLC	1.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	2.6%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.2%
Amazon.com, Inc.	2.0%
First Citizens BancShares, Inc., Class A	1.5%
WESCO International, Inc.	1.4%
SS&C Technologies Holdings, Inc.	1.4%
Medtronic PLC	1.3%
Alphabet, Inc., Class C, NVS	1.3%
Dollar General Corp.	1.3%
BP PLC	1.2%
(b)Excludes short-term securities.
C000004061 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Investor C Shares
Trading Symbol	BMECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$98	1.85%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.85%	[9]
Net Assets	$ 1,977,438,874
Holdings Count | Holding	194
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,977,438,874
Number of Portfolio Holdings	194
Portfolio Turnover Rate	77%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.9%
Industrials	15.0%
Health Care	14.8%
Information Technology	12.6%
Consumer Staples	8.5%
Consumer Discretionary	7.1%
Communication Services	6.1%
Materials	5.8%
Energy	4.7%
Utilities	3.9%
Real Estate	3.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	2.6%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.2%
Amazon.com, Inc.	2.0%
First Citizens BancShares, Inc., Class A	1.5%
WESCO International, Inc.	1.4%
SS&C Technologies Holdings, Inc.	1.4%
Medtronic PLC	1.3%
Alphabet, Inc., Class C, NVS	1.3%
Dollar General Corp.	1.3%
BP PLC	1.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	2.6%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.2%
Amazon.com, Inc.	2.0%
First Citizens BancShares, Inc., Class A	1.5%
WESCO International, Inc.	1.4%
SS&C Technologies Holdings, Inc.	1.4%
Medtronic PLC	1.3%
Alphabet, Inc., Class C, NVS	1.3%
Dollar General Corp.	1.3%
BP PLC	1.2%
(b)Excludes short-term securities.
C000219259 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Class K Shares
Trading Symbol	BHEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[10]
Net Assets	$ 1,977,438,874
Holdings Count | Holding	194
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,977,438,874
Number of Portfolio Holdings	194
Portfolio Turnover Rate	77%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.9%
Industrials	15.0%
Health Care	14.8%
Information Technology	12.6%
Consumer Staples	8.5%
Consumer Discretionary	7.1%
Communication Services	6.1%
Materials	5.8%
Energy	4.7%
Utilities	3.9%
Real Estate	3.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(2.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	2.6%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.2%
Amazon.com, Inc.	2.0%
First Citizens BancShares, Inc., Class A	1.5%
WESCO International, Inc.	1.4%
SS&C Technologies Holdings, Inc.	1.4%
Medtronic PLC	1.3%
Alphabet, Inc., Class C, NVS	1.3%
Dollar General Corp.	1.3%
BP PLC	1.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	2.6%
Samsung Electronics Co. Ltd., Registered Shares, GDR	2.2%
Amazon.com, Inc.	2.0%
First Citizens BancShares, Inc., Class A	1.5%
WESCO International, Inc.	1.4%
SS&C Technologies Holdings, Inc.	1.4%
Medtronic PLC	1.3%
Alphabet, Inc., Class C, NVS	1.3%
Dollar General Corp.	1.3%
BP PLC	1.2%
(b)Excludes short-term securities.
C000037630 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Class R Shares
Trading Symbol	BGSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$78	1.42%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.42%	[11]
Net Assets	$ 6,858,589,860
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,858,589,860
Number of Portfolio Holdings	74
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	39.2%
Software	22.0%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.1%
IT Services	5.1%
Entertainment	3.7%
Broadline Retail	2.5%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Capital Markets	1.7%
Other#	6.6%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(b)Excludes short-term securities.
C000216612 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Class K Shares
Trading Symbol	BTEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$46	0.83%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%	[12]
Net Assets	$ 6,858,589,860
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,858,589,860
Number of Portfolio Holdings	74
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	39.2%
Software	22.0%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.1%
IT Services	5.1%
Entertainment	3.7%
Broadline Retail	2.5%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Capital Markets	1.7%
Other#	6.6%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(b)Excludes short-term securities.
C000004066 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$106	1.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.92%	[13]
Net Assets	$ 6,858,589,860
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,858,589,860
Number of Portfolio Holdings	74
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	39.2%
Software	22.0%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.1%
IT Services	5.1%
Entertainment	3.7%
Broadline Retail	2.5%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Capital Markets	1.7%
Other#	6.6%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(b)Excludes short-term securities.
C000004064 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	BGSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$65	1.17%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.17%	[14]
Net Assets	$ 6,858,589,860
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,858,589,860
Number of Portfolio Holdings	74
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	39.2%
Software	22.0%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.1%
IT Services	5.1%
Entertainment	3.7%
Broadline Retail	2.5%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Capital Markets	1.7%
Other#	6.6%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(b)Excludes short-term securities.
C000004063 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Service Shares
Trading Symbol	BSTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$65	1.17%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.17%	[15]
Net Assets	$ 6,858,589,860
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,858,589,860
Number of Portfolio Holdings	74
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	39.2%
Software	22.0%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.1%
IT Services	5.1%
Entertainment	3.7%
Broadline Retail	2.5%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Capital Markets	1.7%
Other#	6.6%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(b)Excludes short-term securities.
C000004062 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.92%	[16]
Net Assets	$ 6,858,589,860
Holdings Count | Holding	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,858,589,860
Number of Portfolio Holdings	74
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	39.2%
Software	22.0%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.1%
IT Services	5.1%
Entertainment	3.7%
Broadline Retail	2.5%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Capital Markets	1.7%
Other#	6.6%
Short-Term Securities	0.9%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.9%
Broadcom, Inc.	9.9%
Microsoft Corp.	7.9%
Apple Inc.	6.2%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.7%
Snowflake, Inc., Class A	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Advantest Corp.	2.7%
Oracle Corp.	2.7%
(b)Excludes short-term securities.
C000004873 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BACIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[17]
Net Assets	$ 270,877,469
Holdings Count | Holding	33
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$270,877,469
Number of Portfolio Holdings	33
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	94.0%
Energy Equipment & Services	2.8%
Consumer Staples Distribution & Retail	1.0%
Short-Term Securities	2.2%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.5%
Shell PLC	10.2%
Chevron Corp.	9.2%
TotalEnergies SE	7.1%
Williams Cos., Inc. (The)	4.2%
TC Energy Corp.	3.8%
Canadian Natural Resources Ltd.	3.6%
Valero Energy Corp.	3.5%
Kinder Morgan, Inc.	3.3%
Suncor Energy, Inc.	3.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.5%
Shell PLC	10.2%
Chevron Corp.	9.2%
TotalEnergies SE	7.1%
Williams Cos., Inc. (The)	4.2%
TC Energy Corp.	3.8%
Canadian Natural Resources Ltd.	3.6%
Valero Energy Corp.	3.5%
Kinder Morgan, Inc.	3.3%
Suncor Energy, Inc.	3.2%
(b)Excludes short-term securities.
C000004875 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	BACAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$71	1.33%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.33%	[18]
Net Assets	$ 270,877,469
Holdings Count | Holding	33
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$270,877,469
Number of Portfolio Holdings	33
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	94.0%
Energy Equipment & Services	2.8%
Consumer Staples Distribution & Retail	1.0%
Short-Term Securities	2.2%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.5%
Shell PLC	10.2%
Chevron Corp.	9.2%
TotalEnergies SE	7.1%
Williams Cos., Inc. (The)	4.2%
TC Energy Corp.	3.8%
Canadian Natural Resources Ltd.	3.6%
Valero Energy Corp.	3.5%
Kinder Morgan, Inc.	3.3%
Suncor Energy, Inc.	3.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.5%
Shell PLC	10.2%
Chevron Corp.	9.2%
TotalEnergies SE	7.1%
Williams Cos., Inc. (The)	4.2%
TC Energy Corp.	3.8%
Canadian Natural Resources Ltd.	3.6%
Valero Energy Corp.	3.5%
Kinder Morgan, Inc.	3.3%
Suncor Energy, Inc.	3.2%
(b)Excludes short-term securities.
C000004877 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BACCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$109	2.05%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.05%	[19]
Net Assets	$ 270,877,469
Holdings Count | Holding	33
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$270,877,469
Number of Portfolio Holdings	33
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	94.0%
Energy Equipment & Services	2.8%
Consumer Staples Distribution & Retail	1.0%
Short-Term Securities	2.2%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.5%
Shell PLC	10.2%
Chevron Corp.	9.2%
TotalEnergies SE	7.1%
Williams Cos., Inc. (The)	4.2%
TC Energy Corp.	3.8%
Canadian Natural Resources Ltd.	3.6%
Valero Energy Corp.	3.5%
Kinder Morgan, Inc.	3.3%
Suncor Energy, Inc.	3.2%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.5%
Shell PLC	10.2%
Chevron Corp.	9.2%
TotalEnergies SE	7.1%
Williams Cos., Inc. (The)	4.2%
TC Energy Corp.	3.8%
Canadian Natural Resources Ltd.	3.6%
Valero Energy Corp.	3.5%
Kinder Morgan, Inc.	3.3%
Suncor Energy, Inc.	3.2%
(b)Excludes short-term securities.
C000037656 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Class R Shares
Trading Symbol	BMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$62	1.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.12%	[20]
Net Assets	$ 1,648,500,694
Holdings Count | Holding	140
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,648,500,694
Number of Portfolio Holdings	140
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.0%
Communication Services	13.7%
Consumer Discretionary	11.5%
Health Care	7.8%
Industrials	6.2%
Financials	5.9%
Consumer Staples	2.8%
Materials	0.1%
Short-Term Securities	1.0%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(b)Excludes short-term securities.
C000198239 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Class K Shares
Trading Symbol	BMCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$32	0.57%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.57%	[21]
Net Assets	$ 1,648,500,694
Holdings Count | Holding	140
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,648,500,694
Number of Portfolio Holdings	140
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.0%
Communication Services	13.7%
Consumer Discretionary	11.5%
Health Care	7.8%
Industrials	6.2%
Financials	5.9%
Consumer Staples	2.8%
Materials	0.1%
Short-Term Securities	1.0%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(b)Excludes short-term securities.
C000004887 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Investor C Shares
Trading Symbol	BMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$90	1.62%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.62%	[22]
Net Assets	$ 1,648,500,694
Holdings Count | Holding	140
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,648,500,694
Number of Portfolio Holdings	140
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.0%
Communication Services	13.7%
Consumer Discretionary	11.5%
Health Care	7.8%
Industrials	6.2%
Financials	5.9%
Consumer Staples	2.8%
Materials	0.1%
Short-Term Securities	1.0%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(b)Excludes short-term securities.
C000004885 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Investor A Shares
Trading Symbol	BMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48	0.87%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.87%	[23]
Net Assets	$ 1,648,500,694
Holdings Count | Holding	140
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,648,500,694
Number of Portfolio Holdings	140
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.0%
Communication Services	13.7%
Consumer Discretionary	11.5%
Health Care	7.8%
Industrials	6.2%
Financials	5.9%
Consumer Staples	2.8%
Materials	0.1%
Short-Term Securities	1.0%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(b)Excludes short-term securities.
C000004883 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	CMVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.62%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.62%	[24]
Net Assets	$ 1,648,500,694
Holdings Count | Holding	140
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,648,500,694
Number of Portfolio Holdings	140
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.0%
Communication Services	13.7%
Consumer Discretionary	11.5%
Health Care	7.8%
Industrials	6.2%
Financials	5.9%
Consumer Staples	2.8%
Materials	0.1%
Short-Term Securities	1.0%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.0%
Microsoft Corp.	8.4%
Apple Inc.	7.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.4%
Alphabet, Inc., Class C, NVS	2.9%
Eli Lilly & Co.	2.7%
(b)Excludes short-term securities.
C000004912 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Institutional Shares
Trading Symbol	SHSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.86%	[25]
Net Assets	$ 6,787,424,658
Holdings Count | Holding	148
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,787,424,658
Number of Portfolio Holdings	148
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	28.3%
Biotechnology	27.0%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	11.2%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.4%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(b)Excludes short-term securities.
C000004913 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Service Shares
Trading Symbol	SHISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$65	1.17%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.17%	[26]
Net Assets	$ 6,787,424,658
Holdings Count | Holding	148
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,787,424,658
Number of Portfolio Holdings	148
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	28.3%
Biotechnology	27.0%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	11.2%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.4%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(b)Excludes short-term securities.
C000004914 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Investor A Shares
Trading Symbol	SHSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$62	1.11%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.11%	[27]
Net Assets	$ 6,787,424,658
Holdings Count | Holding	148
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,787,424,658
Number of Portfolio Holdings	148
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	28.3%
Biotechnology	27.0%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	11.2%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.4%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(b)Excludes short-term securities.
C000004916 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Investor C Shares
Trading Symbol	SHSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$106	1.90%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.90%	[28]
Net Assets	$ 6,787,424,658
Holdings Count | Holding	148
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,787,424,658
Number of Portfolio Holdings	148
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	28.3%
Biotechnology	27.0%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	11.2%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.4%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(b)Excludes short-term securities.
C000172900 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Class K Shares
Trading Symbol	SHSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.76%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.76%	[29]
Net Assets	$ 6,787,424,658
Holdings Count | Holding	148
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,787,424,658
Number of Portfolio Holdings	148
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	28.3%
Biotechnology	27.0%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	11.2%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.4%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(b)Excludes short-term securities.
C000037661 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Class R Shares
Trading Symbol	BHSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$82	1.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.47%	[30]
Net Assets	$ 6,787,424,658
Holdings Count | Holding	148
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,787,424,658
Number of Portfolio Holdings	148
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	28.3%
Biotechnology	27.0%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	11.2%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.4%
Short-Term Securities	1.0%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	10.9%
Johnson & Johnson	8.4%
Abbott Laboratories	5.0%
AbbVie, Inc.	4.0%
Thermo Fisher Scientific, Inc.	3.7%
UnitedHealth Group, Inc.	3.6%
Amgen, Inc.	3.4%
Medtronic PLC	3.4%
Gilead Sciences, Inc.	2.9%
Intuitive Surgical, Inc.	2.8%
(b)Excludes short-term securities.
C000037670 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Class R Shares
Trading Symbol	BGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$52	1.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[31]
Net Assets	$ 6,558,698,320
Holdings Count | Holding	410
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,558,698,320
Number of Portfolio Holdings	410
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	14.7%
France	11.4%
Germany	10.4%
Australia	6.6%
Switzerland	6.0%
Netherlands	4.5%
United States	4.4%
Italy	3.0%
Spain	2.9%
Other#	10.3%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)Excludes short-term securities.
C000198216 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Class K Shares
Trading Symbol	BROKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.45%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[32]
Net Assets	$ 6,558,698,320
Holdings Count | Holding	410
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,558,698,320
Number of Portfolio Holdings	410
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	14.7%
France	11.4%
Germany	10.4%
Australia	6.6%
Switzerland	6.0%
Netherlands	4.5%
United States	4.4%
Italy	3.0%
Spain	2.9%
Other#	10.3%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)Excludes short-term securities.
C000023032 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Investor C Shares
Trading Symbol	BROCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$78	1.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%	[33]
Net Assets	$ 6,558,698,320
Holdings Count | Holding	410
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,558,698,320
Number of Portfolio Holdings	410
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	14.7%
France	11.4%
Germany	10.4%
Australia	6.6%
Switzerland	6.0%
Netherlands	4.5%
United States	4.4%
Italy	3.0%
Spain	2.9%
Other#	10.3%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)Excludes short-term securities.
C000023030 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Investor A Shares
Trading Symbol	BROAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[34]
Net Assets	$ 6,558,698,320
Holdings Count | Holding	410
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,558,698,320
Number of Portfolio Holdings	410
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	14.7%
France	11.4%
Germany	10.4%
Australia	6.6%
Switzerland	6.0%
Netherlands	4.5%
United States	4.4%
Italy	3.0%
Spain	2.9%
Other#	10.3%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)Excludes short-term securities.
C000023028 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Institutional Shares
Trading Symbol	BROIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[35]
Net Assets	$ 6,558,698,320
Holdings Count | Holding	410
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,558,698,320
Number of Portfolio Holdings	410
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	14.7%
France	11.4%
Germany	10.4%
Australia	6.6%
Switzerland	6.0%
Netherlands	4.5%
United States	4.4%
Italy	3.0%
Spain	2.9%
Other#	10.3%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.8%
SAP SE	2.0%
Sony Group Corp.	1.6%
Hitachi Ltd.	1.6%
Deutsche Telekom AG, Registered Shares	1.5%
Novartis AG, Registered Shares	1.5%
AIA Group Ltd.	1.4%
AstraZeneca PLC	1.4%
Safran SA	1.4%
Barclays PLC	1.4%
(a)Excludes short-term securities.
C000103252 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Institutional Shares
Trading Symbol	BICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$40	0.74%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[36]
Net Assets	$ 810,812,854
Holdings Count | Holding	261
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$810,812,854
Number of Portfolio Holdings	261
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	21.8%
Oil, Gas & Consumable Fuels	11.4%
Chemicals	7.5%
Containers & Packaging	4.4%
Food Products	1.7%
Paper & Forest Products	1.5%
Machinery	1.0%
Energy Equipment & Services	0.3%
Construction Materials	0.1%
Consumer Staples Distribution & Retail	0.1%
Short-Term Securities	47.9%
Other Assets Less Liabilities	2.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Corteva, Inc.	3.4%
Nutrien Ltd.	3.3%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.2%
Packaging Corp. of America	2.1%
Barrick Mining Corp.	1.9%
Newmont Corp.	1.8%
Bunge Global SA	1.7%
Agnico Eagle Mines Ltd.	1.5%
Wheaton Precious Metals Corp.	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Corteva, Inc.	3.4%
Nutrien Ltd.	3.3%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.2%
Packaging Corp. of America	2.1%
Barrick Mining Corp.	1.9%
Newmont Corp.	1.8%
Bunge Global SA	1.7%
Agnico Eagle Mines Ltd.	1.5%
Wheaton Precious Metals Corp.	1.3%
(b)Excludes short-term securities.
C000103250 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Investor A Shares
Trading Symbol	BCSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$54	0.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[37]
Net Assets	$ 810,812,854
Holdings Count | Holding	261
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$810,812,854
Number of Portfolio Holdings	261
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	21.8%
Oil, Gas & Consumable Fuels	11.4%
Chemicals	7.5%
Containers & Packaging	4.4%
Food Products	1.7%
Paper & Forest Products	1.5%
Machinery	1.0%
Energy Equipment & Services	0.3%
Construction Materials	0.1%
Consumer Staples Distribution & Retail	0.1%
Short-Term Securities	47.9%
Other Assets Less Liabilities	2.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Corteva, Inc.	3.4%
Nutrien Ltd.	3.3%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.2%
Packaging Corp. of America	2.1%
Barrick Mining Corp.	1.9%
Newmont Corp.	1.8%
Bunge Global SA	1.7%
Agnico Eagle Mines Ltd.	1.5%
Wheaton Precious Metals Corp.	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Corteva, Inc.	3.4%
Nutrien Ltd.	3.3%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.2%
Packaging Corp. of America	2.1%
Barrick Mining Corp.	1.9%
Newmont Corp.	1.8%
Bunge Global SA	1.7%
Agnico Eagle Mines Ltd.	1.5%
Wheaton Precious Metals Corp.	1.3%
(b)Excludes short-term securities.
C000103251 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Investor C Shares
Trading Symbol	BCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$94	1.74%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.74%	[38]
Net Assets	$ 810,812,854
Holdings Count | Holding	261
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$810,812,854
Number of Portfolio Holdings	261
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	21.8%
Oil, Gas & Consumable Fuels	11.4%
Chemicals	7.5%
Containers & Packaging	4.4%
Food Products	1.7%
Paper & Forest Products	1.5%
Machinery	1.0%
Energy Equipment & Services	0.3%
Construction Materials	0.1%
Consumer Staples Distribution & Retail	0.1%
Short-Term Securities	47.9%
Other Assets Less Liabilities	2.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Corteva, Inc.	3.4%
Nutrien Ltd.	3.3%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.2%
Packaging Corp. of America	2.1%
Barrick Mining Corp.	1.9%
Newmont Corp.	1.8%
Bunge Global SA	1.7%
Agnico Eagle Mines Ltd.	1.5%
Wheaton Precious Metals Corp.	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Corteva, Inc.	3.4%
Nutrien Ltd.	3.3%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.2%
Packaging Corp. of America	2.1%
Barrick Mining Corp.	1.9%
Newmont Corp.	1.8%
Bunge Global SA	1.7%
Agnico Eagle Mines Ltd.	1.5%
Wheaton Precious Metals Corp.	1.3%
(b)Excludes short-term securities.
C000198241 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Class K Shares
Trading Symbol	BCSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$37	0.69%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[39]
Net Assets	$ 810,812,854
Holdings Count | Holding	261
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$810,812,854
Number of Portfolio Holdings	261
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	21.8%
Oil, Gas & Consumable Fuels	11.4%
Chemicals	7.5%
Containers & Packaging	4.4%
Food Products	1.7%
Paper & Forest Products	1.5%
Machinery	1.0%
Energy Equipment & Services	0.3%
Construction Materials	0.1%
Consumer Staples Distribution & Retail	0.1%
Short-Term Securities	47.9%
Other Assets Less Liabilities	2.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Corteva, Inc.	3.4%
Nutrien Ltd.	3.3%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.2%
Packaging Corp. of America	2.1%
Barrick Mining Corp.	1.9%
Newmont Corp.	1.8%
Bunge Global SA	1.7%
Agnico Eagle Mines Ltd.	1.5%
Wheaton Precious Metals Corp.	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Corteva, Inc.	3.4%
Nutrien Ltd.	3.3%
Exxon Mobil Corp.	2.4%
Smurfit WestRock PLC	2.2%
Packaging Corp. of America	2.1%
Barrick Mining Corp.	1.9%
Newmont Corp.	1.8%
Bunge Global SA	1.7%
Agnico Eagle Mines Ltd.	1.5%
Wheaton Precious Metals Corp.	1.3%
(b)Excludes short-term securities.
C000166014 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Class K Shares
Trading Symbol	BDSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25	0.45%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%	[40]
Net Assets	$ 4,425,401,988
Holdings Count | Holding	805
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,425,401,988
Number of Portfolio Holdings	805
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	19.6%
Industrials	17.0%
Financials	16.8%
Information Technology	15.1%
Consumer Discretionary	10.2%
Real Estate	5.7%
Energy	3.7%
Materials	3.7%
Utilities	2.5%
Communication Services	2.5%
Consumer Staples	1.7%
Short-Term Securities	5.8%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.0%
Bloom Energy Corp., Class A	0.9%
Pinnacle Financial Partners, Inc.	0.8%
ExlService Holdings, Inc.	0.7%
Fabrinet	0.7%
Dycom Industries, Inc.	0.6%
Cullen/Frost Bankers, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
Nextpower, Inc., Class A	0.6%
CubeSmart	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.0%
Bloom Energy Corp., Class A	0.9%
Pinnacle Financial Partners, Inc.	0.8%
ExlService Holdings, Inc.	0.7%
Fabrinet	0.7%
Dycom Industries, Inc.	0.6%
Cullen/Frost Bankers, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
Nextpower, Inc., Class A	0.6%
CubeSmart	0.6%
(b)Excludes short-term securities.
C000124021 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	BDSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$83	1.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.50%	[41]
Net Assets	$ 4,425,401,988
Holdings Count | Holding	805
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,425,401,988
Number of Portfolio Holdings	805
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	19.6%
Industrials	17.0%
Financials	16.8%
Information Technology	15.1%
Consumer Discretionary	10.2%
Real Estate	5.7%
Energy	3.7%
Materials	3.7%
Utilities	2.5%
Communication Services	2.5%
Consumer Staples	1.7%
Short-Term Securities	5.8%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.0%
Bloom Energy Corp., Class A	0.9%
Pinnacle Financial Partners, Inc.	0.8%
ExlService Holdings, Inc.	0.7%
Fabrinet	0.7%
Dycom Industries, Inc.	0.6%
Cullen/Frost Bankers, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
Nextpower, Inc., Class A	0.6%
CubeSmart	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.0%
Bloom Energy Corp., Class A	0.9%
Pinnacle Financial Partners, Inc.	0.8%
ExlService Holdings, Inc.	0.7%
Fabrinet	0.7%
Dycom Industries, Inc.	0.6%
Cullen/Frost Bankers, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
Nextpower, Inc., Class A	0.6%
CubeSmart	0.6%
(b)Excludes short-term securities.
C000124020 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	BDSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%	[42]
Net Assets	$ 4,425,401,988
Holdings Count | Holding	805
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,425,401,988
Number of Portfolio Holdings	805
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	19.6%
Industrials	17.0%
Financials	16.8%
Information Technology	15.1%
Consumer Discretionary	10.2%
Real Estate	5.7%
Energy	3.7%
Materials	3.7%
Utilities	2.5%
Communication Services	2.5%
Consumer Staples	1.7%
Short-Term Securities	5.8%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.0%
Bloom Energy Corp., Class A	0.9%
Pinnacle Financial Partners, Inc.	0.8%
ExlService Holdings, Inc.	0.7%
Fabrinet	0.7%
Dycom Industries, Inc.	0.6%
Cullen/Frost Bankers, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
Nextpower, Inc., Class A	0.6%
CubeSmart	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.0%
Bloom Energy Corp., Class A	0.9%
Pinnacle Financial Partners, Inc.	0.8%
ExlService Holdings, Inc.	0.7%
Fabrinet	0.7%
Dycom Industries, Inc.	0.6%
Cullen/Frost Bankers, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
Nextpower, Inc., Class A	0.6%
CubeSmart	0.6%
(b)Excludes short-term securities.
C000124019 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BDSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%	[43]
Net Assets	$ 4,425,401,988
Holdings Count | Holding	805
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,425,401,988
Number of Portfolio Holdings	805
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	19.6%
Industrials	17.0%
Financials	16.8%
Information Technology	15.1%
Consumer Discretionary	10.2%
Real Estate	5.7%
Energy	3.7%
Materials	3.7%
Utilities	2.5%
Communication Services	2.5%
Consumer Staples	1.7%
Short-Term Securities	5.8%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.0%
Bloom Energy Corp., Class A	0.9%
Pinnacle Financial Partners, Inc.	0.8%
ExlService Holdings, Inc.	0.7%
Fabrinet	0.7%
Dycom Industries, Inc.	0.6%
Cullen/Frost Bankers, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
Nextpower, Inc., Class A	0.6%
CubeSmart	0.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.0%
Bloom Energy Corp., Class A	0.9%
Pinnacle Financial Partners, Inc.	0.8%
ExlService Holdings, Inc.	0.7%
Fabrinet	0.7%
Dycom Industries, Inc.	0.6%
Cullen/Frost Bankers, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
Nextpower, Inc., Class A	0.6%
CubeSmart	0.6%
(b)Excludes short-term securities.
C000242845 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Insights Long/Short Equity Fund
Class Name	Institutional Shares
Trading Symbol	BILSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$84	1.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.60%	[44]
Net Assets	$ 13,011,503
Holdings Count | Holding	627
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$13,011,503
Number of Portfolio Holdings	627
Portfolio Turnover Rate	130%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	14.9%	5.5%	20.4%
Industrials	8.5%	8.4%	16.9%
Health Care	8.8%	7.4%	16.2%
Financials	7.7%	6.3%	14.0%
Energy	3.8%	3.5%	7.3%
Consumer Discretionary	5.0%	2.1%	7.1%
Materials	3.9%	0.9%	4.8%
Communication Services	3.2%	1.0%	4.2%
Consumer Staples	1.4%	2.2%	3.6%
Real Estate	1.2%	1.6%	2.8%
Utilities	1.6%	1.1%	2.7%
	60.0	40.0	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000242844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Insights Long/Short Equity Fund
Class Name	Investor A Shares
Trading Symbol	BALSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$98	1.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.86%	[45]
Net Assets	$ 13,011,503
Holdings Count | Holding	627
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$13,011,503
Number of Portfolio Holdings	627
Portfolio Turnover Rate	130%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	14.9%	5.5%	20.4%
Industrials	8.5%	8.4%	16.9%
Health Care	8.8%	7.4%	16.2%
Financials	7.7%	6.3%	14.0%
Energy	3.8%	3.5%	7.3%
Consumer Discretionary	5.0%	2.1%	7.1%
Materials	3.9%	0.9%	4.8%
Communication Services	3.2%	1.0%	4.2%
Consumer Staples	1.4%	2.2%	3.6%
Real Estate	1.2%	1.6%	2.8%
Utilities	1.6%	1.1%	2.7%
	60.0	40.0	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000242843 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Insights Long/Short Equity Fund
Class Name	Class K Shares
Trading Symbol	BKLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$82	1.56%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.56%	[46]
Net Assets	$ 13,011,503
Holdings Count | Holding	627
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$13,011,503
Number of Portfolio Holdings	627
Portfolio Turnover Rate	130%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Information Technology	14.9%	5.5%	20.4%
Industrials	8.5%	8.4%	16.9%
Health Care	8.8%	7.4%	16.2%
Financials	7.7%	6.3%	14.0%
Energy	3.8%	3.5%	7.3%
Consumer Discretionary	5.0%	2.1%	7.1%
Materials	3.9%	0.9%	4.8%
Communication Services	3.2%	1.0%	4.2%
Consumer Staples	1.4%	2.2%	3.6%
Real Estate	1.2%	1.6%	2.8%
Utilities	1.6%	1.1%	2.7%
	60.0	40.0	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

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